Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Vessel revenue
Total vessel revenue	$ 107	$ 14,895
Voyage expense:
Total voyage expense	0	4,800
Vessel operating cost:
Total vessel operating cost	5	3,025
General and administrative expense:
Total general and administrative expense	658	2,316
Income from equity investments:
Scorpio Tankers Inc.	47,197	29,217
Write-down on assets held for sale
Loss / write-down on assets held for sale-related party	0	1,454
Financial expense, net
Total financial expense, net	1,555	0
Assets
Total due from related parties-current	1,209		$ 2,125
Vessels under construction	70,859		36,054
Equity investment in Scorpio Tankers Inc.	74,374		27,607
Liabilities
Total due to related parties-current	207		107
Redeemable notes:
Total redeemable notes	0		53,015
Kamsarmax
Vessel revenue
Total vessel revenue	22	10,327
Assets
Total due from related parties-current	228		559
Scorpio Ultramax Pool
Vessel revenue
Total vessel revenue	85	4,568
Assets
Total due from related parties-current	981		1,566
SCM
Voyage expense:
Total voyage expense	0	2,310
General and administrative expense:
Total general and administrative expense	24	64
Write-down on assets held for sale
Loss / write-down on assets held for sale-related party	0	4,563
Liabilities
Total due to related parties-current	53		107
Bunker supplier
Voyage expense:
Total voyage expense	0	2,490
SSM
Vessel operating cost:
Total vessel operating cost	0	2,787
General and administrative expense:
Total general and administrative expense	0	3
Write-down on assets held for sale
Loss / write-down on assets held for sale-related party	0	(1,344)
Assets
Total due from related parties-current	0		0
Vessels under construction	770		0
Port agent
Vessel operating cost:
Total vessel operating cost	5	238
SSH
General and administrative expense:
Total general and administrative expense	313	1,532
Write-down on assets held for sale
Loss / write-down on assets held for sale-related party	0	(1,765)
Liabilities
Total due to related parties-current	154		0
SUK
General and administrative expense:
Total general and administrative expense	321	717
Scorpio Tankers Inc.
Income from equity investments:
Scorpio Tankers Inc.	47,197	23,836
Assets
Equity investment in Scorpio Tankers Inc.	74,374		27,607
Marubeni Corporation
Financial expense, net
Total financial expense, net	804	0
Redeemable notes:
Total redeemable notes	0		27,422
INCJ. Ltd
Financial expense, net
Total financial expense, net	700	0
Redeemable notes:
Total redeemable notes	0		23,857
Mitsui O.S.K, Lines Ltd.
Financial expense, net
Total financial expense, net	51	$ 0
Redeemable notes:
Total redeemable notes	$ 0		$ 1,736